Finance cost and income	6 Months Ended
Jun. 30, 2023
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Finance cost and income
8.	Finance cost and income
The finance cost and income included in the income statement are as follows:

	2023			2022¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Interest income/(expense)	(1 855)	225	(1 630)	(1 767)	84	(1 683)
Net interest on net defined benefit liabilities	(42)	-	(42)	(37)	-	(37)
Accretion expense	(385)	-	(385)	(336)	-	(336)
Net interest income on Brazilian tax credits	-	78	78	-	113	113
Other financial results	(622)	82	(540)	(696)	194	(501)
Finance income/(cost) excluding exceptional items	(2 905)	385	(2 520)	(2 835)	391	(2 444)
Exceptional finance income/(cost)	(703)	-	(703)	(127)	303	176
Finance income/(cost)	(3 608)	385	(3 223)	(2 962)	694	(2 268)
Net finance costs, excluding exceptional items, were 2 520m US dollar in the six-month
period ended 30 June 2023 compared to 2 444m US dollar in the six-month
period ended 30 June 2022.
In the
six-month
period ended 30 June 2023, accretion expense includes interest on lease liabilities of 75m US dollar (30 June 2022: 60m US dollar), unwind of discounts of 262m US dollar on payables (30 June 2022: 225m US dollar), bond fees of 30m US dollar (30 June 2022: 32m US dollar) and interest on provisions of 18m US dollar (30 June 2022: 19m US dollar).
Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 19
Risks arising from financial instruments
.
Other financial results for the
six-month
period ended 30 June 2023 and 30 June 2022 include:

	2023			2022¹
Million US dollar	Finance cost	Finance income	Net	Finance cost	Finance income	Net

Net foreign exchange gains/(losses)	(149)	-	(149)	(143)	-	(143)
Net gains/(losses) on hedging instruments	(354)	-	(354)	(422)	-	(422)
Hyperinflation monetary adjustments	-	66	66	-	138	138
Other financial income/(cost), including bank fees and taxes	(119)	16	(103)	(131)	56	(75)
Other financial results	(622)	82	(540)	(696)	194	(501)
Exceptional finance income/(cost) for the
six-month
period ended 30 June 2023 and 30 June 2022 includes:

•
(703)m US dollar loss resulting from
mark-to-market
adjustments on derivative instruments related to the hedging of share-based payment programs and on derivative instruments entered into to hedge the shares issued in relation to the combinations with Grupo Modelo and SAB (30 June 2022: 296m US dollar gain);

•
In the
six-month
period ended 30 June 2022, (127)m US dollar loss resulting from the early termination of certain bonds, as well as 7m US dollar gain related to the remeasurement of deferred considerations on prior year acquisitions.

No interest income was recognized on impaired financial assets.

1
As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.